Label	Element	Value
Nuveen Growth Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Growth Opportunities ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period September 27, 2021 (the Fund's commencement of operations) through October 31, 2021, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in exchange-traded equity securities of U.S. companies with market capitalizations of at least $1 billion. The fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. At times and depending on market conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The Fund may also invest up to 20% of its assets in exchange-traded American Depositary Receipts (“ADRs”) and common stocks of non-U.S. issuers, including emerging market issuers, that are listed and trade on a foreign exchange contemporaneously with Fund shares. Under normal conditions, the portfolio managers will select 40 to 65 stocks for the Fund’s portfolio. As of the date of this prospectus, the Fund invests a significant portion of its assets in companies in the information technology sector.
The portfolio managers attempt to include securities in the Fund’s portfolio that exhibit the greatest combination of earnings growth, quality business fundamentals, and attractive valuation relative to the broader market and peer group. The portfolio managers ordinarily look for several of the following characteristics when analyzing companies for potential inclusion within the Fund: attractive earnings growth, strong cash-flow outlook, a commitment to research and development, proprietary products and/or services, exposure to areas with emerging or expanding market share, a well-capitalized balance sheet, favorable or improving return on invested capital, integrity of the management team, and attractive relative valuation. In addition to exchange-traded equity securities (such as common stocks and preferred securities), the Fund may utilize U.S. listed, exchange-traded futures contracts.
Non-Transparent ETF with Proxy Portfolio Structure. The Fund is a type of exchange-traded fund (“ETF”). Unlike traditional ETFs, however, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Proxy Portfolio”— and certain related information about the relative performance of the
Proxy Portfolio and the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Proxy Portfolio Disclosures”), which are intended to help keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“NAV”) per share of the Fund. While the Proxy Portfolio includes some of the Fund’s holdings, it is not the Fund’s Actual Portfolio, and the Fund will not disclose the daily holdings of the Actual Portfolio. Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s exemptive relief limits the types of securities in which the Fund can invest, which may constrain the Fund’s ability to implement its investment strategies. The Fund is actively managed and does not intend to track an index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Proxy Portfolio Structure Risk—Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, the Fund does not disclose the daily holdings of the Actual Portfolio. Instead, the Fund discloses a Proxy Portfolio that is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day. Although the Proxy Portfolio and Proxy Portfolio Disclosures are intended to provide Authorized Participants (defined below) and other market participants with enough information to allow them to engage in effective arbitrage transactions that will keep the market price of the Fund’s shares trading at or close to the underlying NAV per share of the Fund, while at the same time enabling them to establish cost-effective hedging strategies to reduce risk, there is a risk that market prices will vary significantly from the underlying NAV of the Fund. See “Premium/Discount Risk.” Similarly, shares of the Fund may trade at a wider bid/ask spread than shares of traditional ETFs, and may therefore be more costly for investors to trade. See “Trading Issues Risk.” Also, the Fund will incur expenses to license the Proxy Portfolio mechanism, which may impact shareholder returns. Additionally, the proxy mechanism itself may result in additional trading costs, which also may negatively impact shareholder returns. In addition, although the Proxy Portfolio is designed to protect the Fund from predatory practices such as front-running and free-riding, market participants may nevertheless be able to use the Proxy Portfolio and Proxy Portfolio Disclosures to engage in trading practices that disadvantage the Fund. See “Predatory Trading Practices Risk.” The Fund will monitor on an ongoing basis the premium/discount between the market price and the NAV of the Fund’s shares, but there can be no assurance that the Proxy Portfolio methodology will operate as intended. The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio methodology as an arbitrage mechanism is contingent upon, among other things, the effectiveness of the Fund’s Factor Model analysis in creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio and the willingness of Authorized Participants and other market participants to trade based on the Proxy Portfolio. In the event that the Proxy Portfolio methodology does not result in effective arbitrage opportunities in the Fund shares, the Fund may exhibit wider premiums/discounts, bid/ask spreads and tracking error. At certain thresholds for such premiums/discounts, bid/ask spreads and tracking error, the Fund’s Board of Trustees will consider possible remedial measures, which may include liquidation or conversion to a fully-transparent, active ETF or a mutual fund.
• Premium/Discount Risk—Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV, there is a risk (which may increase during periods of market disruption or volatility) that market prices for Fund shares will vary significantly from the Fund’s NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Proxy Portfolio does not provide the same level of transparency as the publication of the full portfolio by a fully transparent active ETF. This could cause the Fund’s shares to have wider bid/ask spreads and larger premiums/discounts than fully transparent ETFs using the same investment strategies. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed.
Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
• Authorized Participant Concentration Risk—Only certain institutional investors (typically market makers or other broker-dealers) (“Authorized Participants”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. The Fund’s novel structure may affect the number of entities willing to act as Authorized Participants, and this risk may be exacerbated during times of market stress.
• Predatory Trading Practices Risk—Although the Fund seeks to benefit from keeping its portfolio holdings information secret, market participants may attempt to use the Proxy Portfolio and related Proxy Portfolio Disclosures to identify the Fund’s holdings and trading strategy. If successful, this could result in such market participants engaging in predatory trading practices that could harm the Fund and its shareholders. The Proxy Portfolio and related Proxy Portfolio Disclosures have been designed to mitigate the risk that market participants could “reverse engineer” the Fund’s portfolio and investment strategy, but they may not be successful in this regard.
• Trading Issues Risk—Trading in Fund shares on the NYSE Arca may be halted in certain circumstances. If 10% or more of the Fund’s Actual Portfolio does not have readily available market quotations, the Fund will promptly request that the NYSE Arca halt trading in the Fund’s shares. Such trading halts may have a greater impact on the Fund compared to other ETFs due to its lack of transparency. If the trading of a security held in the Fund’s Actual Portfolio is halted or otherwise does not have readily available market quotations and the sub-adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of the Fund, the sub-adviser promptly will disclose on the Fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met. Because the Fund trades on the basis of a published Proxy Portfolio, it may trade at a wider bid/ask spread and may experience a wider premium/discount than traditional ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade especially during periods of market disruption or volatility.
• Tracking Error Risk—Although the Proxy Portfolio is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day, there is a risk that the performance of the Proxy Portfolio will diverge from the performance of the Actual Portfolio, potentially materially.
Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.
Depositary Receipt Risk—To the extent the Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non-U.S. securities, including risks associated with fluctuations in currency exchange rates as well as changes to the economic or political conditions in other countries. ADRs are depositary receipts issued by a U.S. financial institution that are listed and trade on a U.S. exchange. ADRs entitle their holder to all dividends and capital gains paid out on the underlying foreign shares. When the Fund invests in ADRs rather than investing directly in their underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with the return of the underlying foreign shares.
Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries and their economies may be based on only a few industries. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. Financial and other reporting by companies and government entities also may be less reliable or difficult to obtain in emerging market countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Shareholder claims and regulatory actions that are available in the U.S. may be difficult or impossible to pursue in emerging market countries.
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Holders of common stock generally are subject to more risks than holders of preferred securities because the status of common stockholders upon the bankruptcy of the issuer is subordinated to that of preferred security holders.
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse conditions affecting that country or region. Additionally, non-U.S. securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements than domestic issuers.
Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.
Growth Stock Risk—Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
Information Technology Sector Risk—The Fund currently invests a significant portion of its assets in the information technology sector, although this may change over time. The information technology sector can be significantly affected by changes in, among other things, the supply and demand for specific products and services, the pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights.
Large-Cap Company Risk—Because it invests primarily in securities of large-capitalization companies, the Fund may underperform funds that invest primarily in securities of smaller capitalization companies during periods when the securities of such companies are in favor.
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments.
Market Trading Risks—The Fund is an ETF, and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its NAV, there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or Authorized Participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Non-Diversification Risk—As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. Poor performance by any one of these issuers would adversely affect the Fund to a greater extent than a more broadly diversified fund.
Preferred Security Risk—Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having fixed interest rates or dividends, which may result in a decline in value in a rising interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. Poor performance by any one of these issuers would adversely affect the Fund to a greater extent than a more broadly diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is new and therefore does not have performance history for a full calendar year. When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/etf
Nuveen Growth Opportunities ETF | Nuveen Growth Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	$ 176

[1]	Other Expenses are estimated for the current fiscal year.